Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2018	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5
Additions	136.4	—	11.2	11.9	134.9	294.4
Disposals	(227.1)	—	(8.2)	(8.5)	(4.1)	(247.9)
Amortization	—	—	(99.3)	—	(96.3)	(195.6)
Impairment	(2.6)	(4.3)	(0.2)	—	(1.2)	(8.3)
Foreign exchange effect and other	(108.7)	(0.4)	(18.5)	(78.0)	(32.6)	(238.2)
Balance - December 31, 2018	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

Gross carrying amount	2,712.3	507.5	1,247.0	1,096.8	852.8	6,416.4
Accumulated amortization	—	—	(314.0)	—	(398.6)	(712.6)
Accumulated impairment	(9.6)	(4.3)	(0.2)	—	(12.8)	(26.9)
	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2017	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5
Additions	1,212.3	87.4	672.8	87.5	172.9	2,232.9
Disposals	(1.7)	—	—	—	(0.2)	(1.9)
Amortization	—	—	(67.9)	—	(91.0)	(158.9)
Impairment	(0.1)	—	—	—	(0.5)	(0.6)
Foreign exchange effect and other	60.5	—	11.1	69.5	12.4	153.5
Balance - December 31, 2017	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

Gross carrying amount	2,911.8	507.9	1,266.7	1,171.4	767.7	6,625.5
Accumulated amortization	—	—	(218.9)	—	(311.5)	(530.4)
Accumulated impairment	(7.1)	—	—	—	(15.5)	(22.6)
	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

(1)	Not subject to amortization.
 Goodwill and intangible assets were allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2018			December 31, 2017
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	937.9	710.0	1,647.9	938.9	763.7	1,702.6
Recipe(1)	261.8	984.9	1,246.7	222.3	1,073.6	1,295.9
Brit	154.3	561.1	715.4	154.3	571.3	725.6
Zenith National	317.6	107.2	424.8	317.6	115.5	433.1
Crum & Forster	185.9	108.3	294.2	188.8	129.4	318.2
Thomas Cook India	133.4	52.7	186.1	150.0	54.2	204.2
Northbridge	87.8	76.6	164.4	95.7	77.1	172.8
Odyssey Group	119.7	57.7	177.4	119.7	51.6	171.3
AMAG Insurance	42.2	101.5	143.7	44.7	110.2	154.9
Quess(1)	—	—	—	229.0	21.8	250.8
All other(2)	462.1	214.2	676.3	443.7	199.4	643.1
	2,702.7	2,974.2	5,676.9	2,904.7	3,167.8	6,072.5

(1)	Recipe acquired The Keg on February 22, 2018, and Quess was deconsolidated on March 1, 2018, as described in note 23.

(2)	Comprised primarily of balances related to NCML, Fairchem, Mosaic Capital, Boat Rocker, Dexterra, U.S. Run-off and Pethealth.
At December 31, 2018 goodwill and intangible assets were comprised primarily of amounts arising on the acquisitions of Allied World during 2017, St-Hubert and Original Joe's (both by Recipe) during 2016, Recipe and Brit during 2015, Thomas Cook India during 2012, and Zenith National during 2010. Impairment tests for goodwill and intangible assets not subject to amortization were completed in 2018 and it was concluded that no significant impairments had occurred.
When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of fair value less costs of disposal or value in use, determined on the basis of market prices where available, or discounted cash flow models. Cash flow projections covering a five year period were derived from financial budgets approved by management. Cash flows beyond the five year period were extrapolated using estimated growth rates which do not exceed the long term average historic growth rate for the business in which each CGU operates.
A number of other assumptions and estimates including premium volumes, investment returns, revenue, expenses and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on best estimates of future premiums or revenue and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU's management and by head office management. The cash flow forecasts are adjusted by applying appropriate after-tax discount rates within a range of 8.4% to 13.0% for insurance business and 11.7% to 18.3% for non-insurance business. A long term investment return of 5.0% was applied to the investment portfolios of insurance businesses. The long-term growth rates used to extrapolate cash flows beyond five years for the majority of the CGUs ranged from 2.5% to 3.0%.